Revenue - Additional information (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Expected period of satisfaction of amount expected to be recognized	1 year
Transaction price allocated to the remaining performance obligations	¥ 91,431,000	¥ 118,147,000
Minimum.
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining licensing period	1 year	1 year
Maximum.
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining licensing period	47 years	48 years
- License fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Amount expected to be recognized as revenue	¥ 59,947,000	¥ 74,226,000